Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Amortized cost of fixed maturity securities available-for-sale	$ 60,173	$ 58,715
Fixed maturity securities relating to variable interest entities	64,991	61,388
Cost of equity securities available-for-sale	212	280
Mortgage loans valuation allowances	47	40
Mortgage Loans on Real Estate	10,742	9,378
Cash and cash equivalents relating to variable interest entities	1,857	5,228
Accrued investment income relating to variable interest entities	601	693
Long-term Debt	3,612	1,910
Liabilities
Other liabilities relating to variable interest entities	$ 5,263	$ 5,929
Brighthouse Financial, Inc.’s stockholders’ equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	100,000
Common stock, shares issued	119,773,106	100,000
Common stock, shares outstanding	119,773,106	100,000
Variable Interest Entity, Primary Beneficiary [Member]
Assets
Fixed maturity securities relating to variable interest entities	$ 0	$ 3,413
Mortgage Loans on Real Estate	115	136
Cash and cash equivalents relating to variable interest entities	0	9
Accrued investment income relating to variable interest entities	1	1
Long-term Debt	11	23
Liabilities
Other liabilities relating to variable interest entities	$ 0	$ 1